Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Jun. 07, 2021
Document Creation Date	dei_DocumentCreationDate	Jun. 07, 2021